Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets

10. INTANGIBLE ASSETS

December 31, 2013 (millions of Canadian dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	557	249	3	311
Other	5	3	—	2

	562	252	3	313

December 31, 2012 (millions of Canadian dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	451	301	116	266
Other	5	4	—	1

	456	305	116	267

Financing charges capitalized on intangible assets under development were $3 million in 2013 (2012 – $3 million). The estimated annual amortization expense for intangible assets is as follows: 2014 – $52 million; 2015 – $52 million; 2016 – $52 million; 2017 – $52 million; and 2018 – $44 million.